Inventories - Summary of Information about Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Raw materials and consumables	£ 327	£ 321	£ 352
Work in progress	51	44	46
Maturing inventories	4,201	4,028	3,904
Finished goods and goods for resale	697	622	617
Inventories	£ 5,276	£ 5,015	£ 4,919